Convertible Notes Payable (Details Narrative) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Mar. 08, 2018	Dec. 31, 2016
Proceeds from convertible notes			$ 0	$ 3,506,502
Warrant exercise price			$ 6.00	$ 59.04	$ 15.60	$ 0.00
Debt converted into shares			4,518
Lock-up Agreements [Member]
Debt converted into shares	85,573		85,573
Interest expense	$ 0	$ 672,144	$ 672,144
Convertible Notes Payable [Member]
Proceeds from convertible notes				$ 4,840,000
Warrant to purchase shares				146,358
Warrant exercise price				$ 59.04
Debt term				1 year
Debt interest rate				6.00%
Conversion price per share				$ 35.40
Debt converted into shares				141,303